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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      9/30/01
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street
                 -------------------------------
                 Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:
        /s/ K. Voss                 Boston, MA           11/01/02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
ANADIGICS INC                     COMMON           032515108   2,307   189,100  SH       SOLE                 189,100
BRISTOL-MYERS SQUIBB              COMMON           110122108   3,072    55,300  SH       SOLE                  55,300
BOSTON SCIENTIFIC CORP            COMMON           101137107   4,854   236,800  SH       SOLE                 236,800
DELL COMPUTER CORP                COMMON           247025109      25     1,350  SH  CALL SOLE                   1,350
ENZON INC                         COMMON           293904108     765    15,000  SH       SOLE                  15,000
INTUIT INC                        COMMON           461202103   4,296   120,000  SH       SOLE                 120,000
JOHNSON & JOHNSON                 COMMON           478160104   6,803   122,800  SH       SOLE                 122,800
JOHNSON & JOHNSON                 COMMON           478160104      49       879  SH  PUT  SOLE                     879
LOCKHEED MARTIN CORP              COMMON           539830109   1,313    30,000  SH       SOLE                  30,000
MESABA HOLDINGS INC               COMMON           59066B102     762   129,100  SH       SOLE                 129,100
NETWORK ASSOCIATES INC            COMMON           640938106     214    16,600  SH       SOLE                  16,600
RITE AID CORP                     COMMON           767754104   1,329   172,100  SH       SOLE                 172,100
ADOLPH COORS CO                   COMMON           217016104   3,600    80,000  SH       SOLE                  80,000
RADIOSHACK CORP                   COMMON           750438103     509    21,000  SH       SOLE                  21,000
SUNCOR ENERGY                     COMMON           867229106     926    33,200  SH       SOLE                  33,200
TOYS R US INC                     COMMON           892335100   3,453   200,400  SH       SOLE                 200,400
UNITED TECHNOLOGIES CORP          COMMON           913017109   1,786    38,400  SH       SOLE                  38,400


[Repeat as necessary]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         None
                                                           --------------------

Form 13F Information Table Entry Total:                    17
                                                           --------------------

Form 13F Information Table Value Total:                   $36,062
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]